AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2021
	Shares	Value
Common Stocks - 99.3%
Consumer Discretionary - 14.3%
Barratt Developments PLC (United Kingdom)	1,895,039	$18,246,734
BYD Co., Ltd., Class H (China)[1]	616,000	18,490,030
KB Home (United States)[1]	509,016	20,727,132
Mohawk Industries, Inc. (United States)*	70,725	13,592,638
Shimano, Inc. (Japan)*	93,600	22,269,680
TopBuild Corp. (United States)*	105,515	20,868,757
Yamaha Corp. (Japan)*	361,900	19,646,622

Total Consumer Discretionary		133,841,593
Consumer Staples - 5.6%
Essity AB, Class B (Sweden)	320,864	10,643,115
Kerry Group PLC, Class A (Ireland)	158,888	22,214,219
Sprouts Farmers Market, Inc. (United States)*,1	775,170	19,262,975

Total Consumer Staples		52,120,309
Financials - 9.6%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)[1]	1,519,890	20,533,714
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	453,550	25,466,833
HDFC Bank, Ltd., ADR (India)*	158,100	11,560,272
ORIX Corp. (Japan)*	983,800	16,627,804
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,666,500	16,290,701

Total Financials		90,479,324
Health Care - 17.1%
Biogen, Inc. (United States)*	42,885	14,849,789
Cerner Corp. (United States)	227,425	17,775,538
China Traditional Chinese Medicine Holdings Co., Ltd. (Hong Kong)*	28,828,000	19,749,751
CSL, Ltd. (Australia)	55,516	11,873,125
Gilead Sciences, Inc. (United States)	270,475	18,624,908
Grifols SA, ADR (Spain)	665,613	11,548,386
Hoya Corp. (Japan)*	101,100	13,372,534
Illumina, Inc. (United States)*	35,370	16,737,438
Sonova Holding AG (Switzerland)	59,033	22,235,064
Waters Corp. (United States)*	38,240	13,216,126

Total Health Care		159,982,659
Industrials - 18.5%
Carrier Global Corp. (United States)	572,250	27,811,350
Cummins, Inc. (United States)	59,620	14,535,952
Daikin Industries, Ltd. (Japan)*	67,700	12,615,881
Schneider Electric SE (France)	115,591	18,222,288
	Shares	Value

Spirax-Sarco Engineering PLC (United Kingdom)	77,081	$14,517,964
TOMRA Systems A.S.A. (Norway)	428,387	23,648,949
Vestas Wind Systems A/S (Denmark)	556,555	21,745,724
Westinghouse Air Brake Technologies Corp. (United States)	235,458	19,378,193
Xylem, Inc. (United States)	178,673	21,433,613

Total Industrials		173,909,914
Information Technology - 15.9%
Adobe, Inc. (United States)*	31,514	18,455,859
Applied Materials, Inc. (United States)	117,783	16,772,299
Ciena Corp. (United States)*	274,215	15,600,091
First Solar, Inc. (United States)*,1	205,120	18,565,411
Intuit, Inc. (United States)	37,997	18,624,990
Pagseguro Digital, Ltd., Class A (Brazil)*,1	300,104	16,781,816
VMware, Inc., Class A (United States)*,1	112,117	17,935,356
Xinyi Solar Holdings, Ltd. (China)	12,272,000	26,414,543

Total Information Technology		149,150,365
Materials - 13.1%
Borregaard A.S.A. (Norway)	977,831	21,350,642
Croda International PLC (United Kingdom)	143,274	14,613,113
DS Smith PLC (United Kingdom)	3,579,674	20,725,040
Ecolab, Inc. (United States)	68,177	14,042,417
Koninklijke DSM NV (Netherlands)	77,200	14,431,235
Novozymes A/S, Class B (Denmark)	223,000	16,825,270
Umicore, S.A. (Belgium)[1]	347,308	21,247,650

Total Materials		123,235,367
Real Estate - 1.5%
Vonovia SE (Germany)	213,884	13,822,368
Utilities - 3.7%
American Water Works Co., Inc. (United States)	119,358	18,396,649
Orsted A.S. (Denmark)[2]	119,319	16,747,776

Total Utilities		35,144,425

Total Common Stocks (Cost $871,548,627)		931,686,324

Principal Amount
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 2.8%[3]
Bethesda Securities LLC, dated 06/30/21, due 07/01/21, 0.080% total to be received $1,388,827 (collateralized by various U.S. Government Agency Obligations, 1.500% - 6.500%, 01/01/25 - 04/01/51, totaling $1,416,600)	$1,388,824	1,388,824

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 2.8%[3] (continued)
Cantor Fitzgerald Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $6,123,409 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 9.000%, 07/25/21 - 05/20/71, totaling $6,245,868)	$6,123,400	$6,123,400
Citadel Securities LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $3,920,680 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 07/01/21 - 11/15/50, totaling $3,999,093)	3,920,670	3,920,670
JVB Financial Group LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $2,273,455 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 08/01/21 - 06/01/51, totaling $2,318,918)	2,273,449	2,273,449
Mirae Asset Securities USA, Inc., dated 06/30/21, due 07/01/21, 0.060% total to be received $2,888,418 (collateralized by various U.S. Government Agency Obligations, 0.500% - 7.500%, 05/01/24 - 04/20/71, totaling $2,946,186)	2,888,413	2,888,413
RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $2,810,605 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $2,866,813)	2,810,601	2,810,601
	Principal Amount	Value

State of Wisconsin Investment Board, dated 06/30/21, due 07/01/21, 0.110% total to be received $4,505,539 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $4,596,126)	$4,505,525	$4,505,525
StoneX Financial, Inc., dated 06/30/21, due 07/01/21, 0.100% total to be received $1,871,733 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.320% - 9.000%, 12/01/21 - 05/20/71, totaling $1,909,163)	1,871,728	1,871,728

Total Joint Repurchase Agreements		25,782,610

	Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	1,953,944	1,953,944
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	1,953,944	1,953,944
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	2,013,155	2,013,155

Total Other Investment Companies		5,921,043

Total Short-Term Investments (Cost $31,703,653)		31,703,653
Total Investments - 102.7% (Cost $903,252,280)		963,389,977
Other Assets, less Liabilities - (2.7)%		(25,732,435)
Net Assets - 100.0%		$937,657,542

*	Non-income producing security.
[1]	Some of these securities, amounting to $94,528,872 or 10.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $16,747,776 or 1.8% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$83,159,108	$90,750,806	—	$173,909,914
Health Care	92,752,185	67,230,474	—	159,982,659
Information Technology	122,735,822	26,414,543	—	149,150,365
Consumer Discretionary	55,188,527	78,653,066	—	133,841,593
Materials	35,393,059	87,842,308	—	123,235,367
Financials	57,560,819	32,918,505	—	90,479,324
Consumer Staples	19,262,975	32,857,334	—	52,120,309
Utilities	18,396,649	16,747,776	—	35,144,425
Real Estate	—	13,822,368	—	13,822,368
Short-Term Investments
Joint Repurchase Agreements	—	25,782,610	—	25,782,610
Other Investment Companies	5,921,043	—	—	5,921,043
Total Investments in Securities	$490,370,187	$473,019,790	—	$963,389,977

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:
Country	% of Long-Term Investments
Australia	1.3
Belgium	2.3
Brazil	1.8
China	6.6
Denmark	5.9
France	2.0
Germany	1.5
Hong Kong	2.1
India	1.2
Indonesia	2.2
Ireland	2.4
Country	% of Long-Term Investments
Japan	9.1
Netherlands	1.6
Norway	4.8
Spain	1.2
Sweden	1.1
Switzerland	2.4
United Kingdom	7.3
United States	43.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$94,528,872	$25,782,610	$73,483,851	$99,266,461

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at June 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000-7.500%	07/13/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.